Borrowings (Details Narrative) $ in Millions		3 Months Ended		9 Months Ended			12 Months Ended
	Aug. 30, 2024 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 USD ($)	Sep. 13, 2023 USD ($)
Underwriting fees	$ 300,000
Promissory Notes [Member] | Third Parties [Member]
Outstanding balance	5,700,000	$ 8,900,000		$ 8,900,000
Underwriting fees	3,200,000
Promissory Notes [Member] | Related Party [Member]
Outstanding balance	$ 603,623	603,623		603,623						$ 325,000
Borrowings [Member]
Interest expense		$ 3,855,555	$ 695,276	7,682,277		$ 3,850,152
Borrowings [Member] | Seamless Group Inc [Member]
Interest expense							$ 4,655,070		$ 4,591,803
Alexander Kong [Member]
Loan assumed				$ 1,600,000	$ 12.3
Ownership interest		12.00%		12.00%
Loans		$ 7,900,000	$ 8,700,000	$ 7,900,000		$ 8,700,000
Alexander Kong [Member] | Seamless Group Inc [Member]
Ownership interest							12.00%
Loans							$ 8,700,000		$ 9,300,000
Ronnie Hui [Member]
Loan assumed				$ 500,000	$ 3.6
Ownership interest		12.00%		12.00%
Ronnie Hui [Member] | Seamless Group Inc [Member]
Loan assumed							$ 600,000	$ 3.6
Ownership interest							12.00%